Equity, Capital and Other Interests	12 Months Ended
Dec. 31, 2012
Equity, Capital and other Interests [Abstract]
Equity Capital And Other Interests [Text Block]
Equity, Capital and Other Interests

Equity and Redeemable Noncontrolling Interests of Equity Residential
The following tables present the changes in the Company’s issued and outstanding Common Shares and “Units” (which includes OP Units and Long-Term Incentive Plan (“LTIP”) Units) for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Common Shares
Common Shares outstanding at January 1,	297,508,185	290,197,242	279,959,048
Common Shares Issued:
Conversion of Series E Preferred Shares	—	—	328,363
Conversion of Series H Preferred Shares	—	—	32,516
Conversion of OP Units	675,817	341,594	884,472
Issuance of Common Shares	25,023,919	3,866,666	6,151,198
Exercise of share options	1,608,427	2,945,948	2,506,645
Employee Share Purchase Plan (ESPP)	110,054	113,107	157,363
Restricted share grants, net	128,252	145,616	235,767
Common Shares Other:
Conversion of restricted shares to LTIP Units	—	(101,988)	—
Repurchased and retired	—	—	(58,130)
Common Shares outstanding at December 31,	325,054,654	297,508,185	290,197,242
Units
Units outstanding at January 1,	13,492,543	13,612,037	14,197,969
LTIP Units, net	70,235	120,112	92,892
OP Units issued through acquisitions/consolidations	1,081,797	—	205,648
Conversion of restricted shares to LTIP Units	—	101,988	—
Conversion of OP Units to Common Shares	(675,817)	(341,594)	(884,472)
Units outstanding at December 31,	13,968,758	13,492,543	13,612,037
Total Common Shares and Units outstanding at December 31,	339,023,412	311,000,728	303,809,279
Units Ownership Interest in Operating Partnership	4.1%	4.3%	4.5%
Acquisitions/consolidations – per unit	$61.57	—	$40.09
Acquisitions/consolidations – valuation	$66.6 million	—	$8.2 million

The equity positions of various individuals and entities that contributed their properties to the Operating Partnership in exchange for OP Units, as well as the equity positions of the holders of LTIP Units, are collectively referred to as the “Noncontrolling Interests – Operating Partnership”. Subject to certain exceptions (including the “book-up” requirements of LTIP Units), the Noncontrolling Interests – Operating Partnership may exchange their Units with EQR for Common Shares on a one-for-one basis. The carrying value of the Noncontrolling Interests – Operating Partnership (including redeemable interests) is allocated based on the number of Noncontrolling Interests – Operating Partnership Units in total in proportion to the number of Noncontrolling Interests – Operating Partnership Units in total plus the number of Common Shares. Net income is allocated to the Noncontrolling Interests – Operating Partnership based on the weighted average ownership percentage during the period.
The Operating Partnership has the right but not the obligation to make a cash payment instead of issuing Common Shares to any and all holders of Noncontrolling Interests – Operating Partnership Units requesting an exchange of their OP Units with EQR. Once the Operating Partnership elects not to redeem the Noncontrolling Interests – Operating Partnership Units for cash, EQR is obligated to deliver Common Shares to the exchanging holder of the Noncontrolling Interests – Operating Partnership Units.
The Noncontrolling Interests – Operating Partnership Units are classified as either mezzanine equity or permanent equity. If EQR is required, either by contract or securities law, to deliver registered Common Shares, such Noncontrolling Interests – Operating Partnership are differentiated and referred to as “Redeemable Noncontrolling Interests – Operating Partnership”. Instruments that require settlement in registered shares can not be classified in permanent equity as it is not always completely within an issuer’s control to deliver registered shares. Therefore, settlement in cash is assumed and that responsibility for settlement in cash is deemed to fall to the Operating Partnership as the primary source of cash for EQR, resulting in presentation in the mezzanine section of the balance sheet. The Redeemable Noncontrolling Interests – Operating Partnership are adjusted to the greater of carrying value or fair market value based on the Common Share price of EQR at the end of each respective reporting period. EQR has the ability to deliver unregistered Common Shares for the remaining portion of the Noncontrolling Interests – Operating Partnership Units that are classified in permanent equity at December 31, 2012 and 2011.
The carrying value of the Redeemable Noncontrolling Interests – Operating Partnership is allocated based on the number of Redeemable Noncontrolling Interests – Operating Partnership Units in proportion to the number of Noncontrolling Interests – Operating Partnership Units in total. Such percentage of the total carrying value of Units which is ascribed to the Redeemable Noncontrolling Interests – Operating Partnership is then adjusted to the greater of carrying value or fair market value as described above. As of December 31, 2012, the Redeemable Noncontrolling Interests – Operating Partnership have a redemption value of approximately $398.4 million, which represents the value of Common Shares that would be issued in exchange with the Redeemable Noncontrolling Interests – Operating Partnership Units.
The following table presents the changes in the redemption value of the Redeemable Noncontrolling Interests – Operating Partnership for the years ended December 31, 2012, 2011 and 2010, respectively (amounts in thousands):

	2012	2011	2010
Balance at January 1,	$416,404	$383,540	$258,280
Change in market value	(38,734)	22,714	129,918
Change in carrying value	20,702	10,150	(4,658)
Balance at December 31,	$398,372	$416,404	$383,540

Net proceeds from EQR Common Share and Preferred Share (see definition below) offerings are contributed by EQR to ERPOP. In return for those contributions, EQR receives a number of OP Units in ERPOP equal to the number of Common Shares it has issued in the equity offering (or in the case of a preferred equity offering, a number of preference units in ERPOP equal in number and having the same terms as the Preferred Shares issued in the equity offering). As a result, the net offering proceeds from Common Shares and Preferred Shares are allocated between shareholders’ equity and Noncontrolling Interests – Operating Partnership to account for the change in their respective percentage ownership of the underlying equity of ERPOP.
The Company’s declaration of trust authorizes it to issue up to 100,000,000 preferred shares of beneficial interest, $0.01 par value per share (the “Preferred Shares”), with specific rights, preferences and other attributes as the Board of Trustees may determine, which may include preferences, powers and rights that are senior to the rights of holders of the Company’s Common Shares.
The following table presents the Company’s issued and outstanding Preferred Shares as of December 31, 2012 and 2011:

			Amounts in thousands
	Redemption Date (1)	Annual Dividend per Share (2)	December 31, 2012	December 31, 2011
Preferred Shares of beneficial interest, $0.01 par value; 100,000,000 shares authorized
8.29% Series K Cumulative Redeemable Preferred; liquidation value $50 per share; 1,000,000 shares issued and outstanding at December 31, 2012 and December 31, 2011	12/10/26	$4.145	$50,000	$50,000
6.48% Series N Cumulative Redeemable Preferred; liquidation value $250 per share; 0 and 600,000 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively (3) (4)	06/19/08	$16.20	—	150,000
			$50,000	$200,000

(1)
On or after the redemption date, redeemable preferred shares (Series K and N) may be redeemed for cash at the option of the Company, in whole or in part, at a redemption price equal to the liquidation price per share, plus accrued and unpaid distributions, if any.

(2)
Dividends on all series of Preferred Shares are payable quarterly at various pay dates. The dividend listed for Series N is a Preferred Share rate and the equivalent Depositary Share annual dividend is $1.62 per share.

(3)	The Series N Preferred Shares had a corresponding depositary share that consisted of ten times the number of shares and one-tenth the liquidation value and dividend per share.

(4)
On August 20, 2012, the Company redeemed its Series N Cumulative Redeemable Preferred Shares for cash consideration of $150.0 million plus accrued dividends through the redemption date. As a result of this redemption, the Company recorded the write-off of approximately $5.1 million in original issuance costs as a premium on the redemption of Preferred Shares.

Capital and Redeemable Limited Partners of ERP Operating Limited Partnership
The following tables present the changes in the Operating Partnership's issued and outstanding Units and in the limited partners' Units for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
General and Limited Partner Units
General and Limited Partner Units outstanding at January 1,	311,000,728	303,809,279	294,157,017
Issued to General Partner:
Conversion of Series E Preference Units	—	—	328,363
Conversion of Series H Preference Units	—	—	32,516
Issuance of OP Units	25,023,919	3,866,666	6,151,198
Exercise of EQR share options	1,608,427	2,945,948	2,506,645
EQR's Employee Share Purchase Plan (ESPP)	110,054	113,107	157,363
EQR's restricted share grants, net	128,252	145,616	235,767
Issued to Limited Partners:
LTIP Units, net	70,235	120,112	92,892
OP Units issued through acquisitions/consolidations	1,081,797	—	205,648
OP Units Other:
Repurchased and retired	—	—	(58,130)
General and Limited Partner Units outstanding at December 31,	339,023,412	311,000,728	303,809,279
Limited Partner Units
Limited Partner Units outstanding at January 1,	13,492,543	13,612,037	14,197,969
Limited Partner LTIP Units, net	70,235	120,112	92,892
Limited Partner OP Units issued through acquisitions/consolidations	1,081,797	—	205,648
Conversion of EQR restricted shares to LTIP Units	—	101,988	—
Conversion of Limited Partner OP Units to EQR Common Shares	(675,817)	(341,594)	(884,472)
Limited Partner Units outstanding at December 31,	13,968,758	13,492,543	13,612,037
Limited Partner Units Ownership Interest in Operating Partnership	4.1%	4.3%	4.5%
Limited Partner OP Units Issued:
Acquisitions/consolidations – per unit	$61.57	—	$40.09
Acquisitions/consolidations – valuation	$66.6 million	—	$8.2 million

The Limited Partners of the Operating Partnership as of December 31, 2012 include various individuals and entities that contributed their properties to the Operating Partnership in exchange for OP Units, as well as the equity positions of the holders of LTIP Units. Subject to certain exceptions (including the “book-up” requirements of LTIP Units), Limited Partners may exchange their Units with EQR for Common Shares on a one-for-one basis. The carrying value of the Limited Partner Units (including redeemable interests) is allocated based on the number of Limited Partner Units in total in proportion to the number of Limited Partner Units in total plus the number of General Partner Units. Net income is allocated to the Limited Partner Units based on the weighted average ownership percentage during the period.
The Operating Partnership has the right but not the obligation to make a cash payment instead of issuing Common Shares to any and all holders of Limited Partner Units requesting an exchange of their OP Units with EQR. Once the Operating Partnership elects not to redeem the Limited Partner Units for cash, EQR is obligated to deliver Common Shares to the exchanging limited partner.
The Limited Partner Units are classified as either mezzanine equity or permanent equity. If EQR is required, either by contract or securities law, to deliver registered Common Shares, such Limited Partner Units are differentiated and referred to as “Redeemable Limited Partner Units”. Instruments that require settlement in registered shares can not be classified in permanent equity as it is not always completely within an issuer's control to deliver registered shares. Therefore, settlement in cash is assumed and that responsibility for settlement in cash is deemed to fall to the Operating Partnership as the primary source of cash for EQR, resulting in presentation in the mezzanine section of the balance sheet. The Redeemable Limited Partner Units are adjusted to the greater of carrying value or fair market value based on the Common Share price of EQR at the end of each respective reporting period. EQR has the ability to deliver unregistered Common Shares for the remaining portion of the Limited Partner Units that are classified in permanent equity at December 31, 2012 and 2011.
The carrying value of the Redeemable Limited Partner Units is allocated based on the number of Redeemable Limited Partner Units in proportion to the number of Limited Partner Units in total. Such percentage of the total carrying value of Limited Partner Units which is ascribed to the Redeemable Limited Partner Units is then adjusted to the greater of carrying value or fair market value as described above. As of December 31, 2012, the Redeemable Limited Partner Units have a redemption value of approximately $398.4 million, which represents the value of Common Shares that would be issued in exchange with the Redeemable Limited Partner Units.
The following table presents the changes in the redemption value of the Redeemable Limited Partners for the years ended December 31, 2012, 2011 and 2010, respectively (amounts in thousands):

	2012	2011	2010
Balance at January 1,	$416,404	$383,540	$258,280
Change in market value	(38,734)	22,714	129,918
Change in carrying value	20,702	10,150	(4,658)
Balance at December 31,	$398,372	$416,404	$383,540

EQR contributes all net proceeds from its various equity offerings (including proceeds from exercise of options for Common Shares) to ERPOP. In return for those contributions, EQR receives a number of OP Units in ERPOP equal to the number of Common Shares it has issued in the equity offering (or in the case of a preferred equity offering, a number of preference units in ERPOP equal in number and having the same terms as the preferred shares issued in the equity offering).
The following table presents the Operating Partnership's issued and outstanding “Preference Units” as of December 31, 2012 and 2011:

			Amounts in thousands
	Redemption Date (1)	Annual Dividend per Unit (2)	December 31, 2012	December 31, 2011
Preference Units:
8.29% Series K Cumulative Redeemable Preference Units; liquidation value $50 per unit; 1,000,000 units issued and outstanding at December 31, 2012 and December 31, 2011	12/10/26	$4.145	$50,000	$50,000
6.48% Series N Cumulative Redeemable Preference Units; liquidation value $250 per unit; 0 and 600,000 units issued and outstanding at December 31, 2012 and December 31, 2011, respectively (3) (4)	06/19/08	$16.20	—	150,000
			$50,000	$200,000

(1)
On or after the redemption date, redeemable preference units (Series K and N) may be redeemed for cash at the option of the Operating Partnership, in whole or in part, at a redemption price equal to the liquidation price per unit, plus accrued and unpaid distributions, if any, in conjunction with the concurrent redemption of the corresponding Company Preferred Shares.

(2)
Dividends on all series of Preference Units are payable quarterly at various pay dates. The dividend listed for Series N is a Preference Unit rate and the equivalent depositary unit annual dividend is $1.62 per unit.

(3)	The Series N Preference Units had a corresponding depositary unit that consisted of ten times the number of units and one-tenth the liquidation value and dividend per unit.

(4)
On August 20, 2012, the Operating Partnership redeemed its Series N Cumulative Redeemable Preference Units for cash consideration of $150.0 million plus accrued dividends through the redemption date, in conjunction with the concurrent redemption of the corresponding Company Preferred Shares. As a result of this redemption, the Operating Partnership recorded the write-off of approximately $5.1 million in original issuance costs as a premium on the redemption of Preference Units.

Other
An unlimited amount of equity and debt securities remains available for issuance by EQR and ERPOP under a universal shelf registration statement that automatically became effective upon filing with the SEC in October 2010 and expires on October 15, 2013. As of December 31, 2012, issuances under the ATM (see definition below) share offering program are limited to 6.0 million additional shares. Per the terms of ERPOP's partnership agreement, EQR contributes the net proceeds of all equity offerings to the capital of ERPOP in exchange for additional OP Units (on a one-for-one Common Share per OP Unit basis) or preference units (on a one-for-one preferred share per preference unit basis).
On November 28, 2012, EQR priced the issuance of 21,850,000 Common Shares at a price of $54.75 per share for total consideration of approximately $1.2 billion, after deducting underwriting commissions of $35.9 million. Concurrent with this transaction, ERPOP issued 21,850,000 OP Units to EQR.
In September 2009, the Company announced the establishment of an At-The-Market (“ATM”) share offering program which would allow EQR to sell up to 17.0 million Common Shares from time to time over the next three years (later increased by 5.7 million Common Shares and extended to February 2014) into the existing trading market at current market prices as well as through negotiated transactions. Per the terms of ERPOP's partnership agreement, EQR contributes the net proceeds from all equity offerings to the capital of ERPOP in exchange for additional OP Units (on a one-for-one Common Share per OP Unit basis). EQR has 6.0 million Common Shares remaining available for issuance under the ATM program as of December 31, 2012.
During the year ended December 31, 2012, EQR issued approximately 3.2 million Common Shares at an average price of $60.59 per share for total consideration of approximately $192.3 million through the ATM program. Concurrent with these transactions, ERPOP issued approximately 3.2 million OP Units to EQR. During the year ended December 31, 2011, EQR issued approximately 3.9 million Common Shares at an average price of $52.23 per share for total consideration of approximately $201.9 million through the ATM program. Concurrent with these transactions, ERPOP issued approximately 3.9 million OP Units to EQR. As of December 31, 2011, transactions to issue approximately 0.5 million of the 3.9 million Common Shares had not yet settled. As of December 31, 2011, the Company increased the number of Common Shares issued and outstanding by this amount and recorded a receivable of approximately $28.5 million included in other assets on the consolidated balance sheets. During the year ended December 31, 2010, EQR issued approximately 6.2 million Common Shares at an average price of $47.45 per share for total consideration of approximately $291.9 million through the ATM program. Concurrent with these transactions, ERPOP issued approximately 6.2 million OP Units to EQR.
On June 16, 2011, the shareholders of EQR approved the Company's 2011 Share Incentive Plan, as amended (the “2011 Plan”). The 2011 Plan reserved 12,980,741 Common Shares for issuance. In conjunction with the approval of the 2011 Plan, no further awards may be granted under the 2002 Share Incentive Plan. The 2011 Plan expires on June 16, 2021. See Note 12 for further discussion.
EQR has a share repurchase program authorized by the Board of Trustees under which it has authorization to repurchase up to $464.6 million of its shares as of December 31, 2012. No shares were repurchased during the years ended December 31, 2012 and 2011. During the year ended December 31, 2010, EQR repurchased 58,130 of its Common Shares at an average price of $32.46 per share for total consideration of $1.9 million. These shares were retired subsequent to the repurchases. Concurrent with these transactions, ERPOP repurchased and retired 58,130 OP Units previously issued to EQR. All of the shares repurchased during the year ended December 31, 2010 were repurchased from employees at the then current market prices to cover the minimum statutory tax withholding obligations related to the vesting of employees' restricted shares.
On April 18, 2012, the Operating Partnership issued 1,081,797 OP Units having a value of $66.6 million (based on the closing price for Common Shares of $61.57 on such date) as partial consideration for the acquisition of one rental property.
On March 31, 2010, the Operating Partnership issued 188,571 OP Units at a price of $39.15 per OP Unit for total valuation of $7.4 million as partial consideration for the acquisition of one rental property.
During the year ended December 31, 2012, the Company acquired all of its partner's interest in one consolidated partially owned land parcel for no cash consideration. In conjunction with this transaction, the Company increased paid in capital (included in general partner's capital in the Operating Partnership's financial statements) by $1.3 million and reduced Noncontrolling Interests – Partially Owned Properties by $1.3 million.
During the year ended December 31, 2011, the Company acquired all of its partners' interests in three consolidated partially owned properties consisting of 1,351 apartment units for $12.8 million. In conjunction with these transactions, the Company reduced paid in capital (included in general partner's capital in the Operating Partnership's financial statements) by $4.8 million and Noncontrolling Interests – Partially Owned Properties by $8.0 million.
During the year ended December 31, 2010, the Company acquired all of its partners' interests in two consolidated partially owned properties consisting of 432 apartment units, one consolidated partially owned development project and one consolidated partially owned land parcel for $0.7 million. One of these partially owned property buyouts was funded through the issuance of 1,129 OP Units valued at $50,000. The Company also increased its ownership in three consolidated partially owned properties through the buyout of certain equity interests which were funded through the issuance of 15,948 OP Units valued at $0.8 million and cash payments of $15.3 million. In conjunction with these transactions, the Company reduced paid in capital (included in general partner's capital in the Operating Partnership's financial statements) by $16.9 million and other liabilities by $0.2 million and increased Noncontrolling Interests – Partially Owned Properties by $0.2 million.